SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

23. SEGMENT INFORMATION

(a)	Description of segments

The Group’s organizational structure is based on a number of factors that the Chief Operating Decision Maker (the “CODM”) uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of services and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

23. SEGMENT INFORMATION (Continued)

In view of the increased scale and business importance of the Group’s home rental services, with reported revenues exceeding the quantitative threshold of reportable segment, effective beginning with the first quarter of 2024, the Group split out the home rental services as a separate reportable segment from emerging and other services segment and aligned its internal financial and segment reporting in accordance with this change. Prior period amounts have been recast to conform to the reporting structure for the current year.

The Group now operates its businesses in five segments: existing home transaction services, new home transaction services, home renovation and furnishing, home rental services, and emerging and other services. The following summary describes the operations in each of the Group’s reportable segments:

(1)	Existing home transaction services: The existing home transaction segment provides services in existing home market including i) agency services to sales or leases of existing homes, either through acting as the principal agent or a participating agent in collaboration with the principal agents; ii) platform and franchise services to brokerage firms on Beike platform who provide agency services in existing home market; and iii) other transaction services, such as transaction closing service through the Group’s transaction center.
(2)	New home transaction services: The new home transaction business segment provides new home transaction services in new home market. New home transaction services refer to marketing services provided to real estate developers to facilitate sales of new properties developed by the real estate developers to property buyers. The Group signs the new home transaction services contracts with the sales companies of the developers and then mobilizes all agents registered with the platform to fulfil such contracts.
(3)	Home renovation and furnishing: The home renovation and furnishing business segment provides a one-stop solution to give housing customers access to a comprehensive range of home renovation and furnishing, ranging from interior design, renovation, re-modeling, furnishing, supplies, to after-sales maintenance and repair.
(4)	Home rental services: The home rental business provides rental property management and operation services with respect to dispersed and centralized properties, and other rental-related services including monetization of platform traffic and online rental management services.
(5)	Emerging and other services: Emerging and other services include financial service business and other newly developed businesses.

The Group discloses segment contribution as its measure of segment performance, reconciled to income from operations. The Group defines contribution for each service line as the revenue less variable costs directly attributable to the reportable segment. For existing home and new home transaction services, variable costs include direct compensation to the Group’s internal agents and sales professionals, split commission to connected agents and other sales channels for such services. For home renovation and furnishing services, variable costs include material costs and compensation costs to renovation workers who are the Group’s employees or contractors. For home rental services, variable costs include property leasing costs paid to property owners according to corresponding lease contracts and direct compensation to sales professionals.

The Group’s CODM reviews segment contribution to evaluate performance and allocate resources, predominately in the budgeting, planning, and forecasting processes. For segment contribution, the Group’s CODM reviews the month-over-month and quarter-over-quarter change in contribution, sequential change in contribution, and change in contribution from internal forecasts/budgets. Expense information is provided to and reviewed by the CODM on a consolidated basis to evaluate cost efficiency and company level performance.

23. SEGMENT INFORMATION (Continued)

(b)	Segments data

The following tables present summarized information by segment:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Existing home transaction services
Net revenues	27,954,135	28,201,003	25,020,035
Commission and compensation costs	(14,762,910)	(16,016,079)	(15,185,117)
Contribution	13,191,225	12,184,924	9,834,918
New home transaction services
Net revenues	30,575,778	33,653,403	30,597,319
Commission and compensation costs	(22,455,253)	(25,304,481)	(22,950,571)
Contribution	8,120,525	8,348,922	7,646,748
Home renovation and furnishing
Net revenues	10,850,497	14,768,947	15,426,141
Material costs, commission and compensation	(7,705,325)	(10,229,696)	(10,581,816)
Contribution	3,145,172	4,539,251	4,844,325
Home rental services
Net revenues	6,099,747	14,334,479	21,900,320
Property leasing costs, commission and compensation	(6,163,044)	(13,619,506)	(20,020,954)
(Deficit)/Contribution	(63,297)	714,973	1,879,366
Emerging and other services
Net revenues	2,296,775	2,499,666	1,636,390
Commission and compensation costs	(217,341)	(350,183)	(393,901)
Contribution	2,079,434	2,149,483	1,242,489

Reconciliation of profit
Cost related to stores	(2,872,093)	(2,854,988)	(2,851,831)
Other costs	(1,882,952)	(2,138,510)	(2,383,938)
Amounts not allocated to segment:
Sales and marketing expenses	(6,654,178)	(7,783,341)	(7,328,909)
General and administrative expenses	(8,236,569)	(8,960,747)	(8,075,414)
Research and development expenses	(1,936,780)	(2,283,424)	(2,580,564)
Impairment of goodwill, intangible assets and other long-lived assets	(93,417)	(151,576)	(116,332)
Total operating expenses	(16,920,944)	(19,179,088)	(18,101,219)
Income from operations	4,797,070	3,764,967	2,110,858

The Group does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments is derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented. There were no customers that individually accounted for 10% or more of the Group’s consolidated net sales for the years ended December 31, 2023, 2024 and 2025.